THOMAS P. PALMER	503.802.2018 FAX 503.972.3718 tom@tonkon.com

March 22, 2005

Securities and Exchange Commission

450 Fifth Street, N. W.

Washington, D.C. 20549-0001

DayStar Technologies, Inc.

Registration Statement on Form S-3

Ladies and Gentlemen:

On behalf of DayStar Technologies, Inc., a Delaware corporation (the “Company”), transmitted through the EDGAR system for filing pursuant to the Securities Act of 1933, as amended, is the Company’s Registration Statement on Form S-3, including all exhibits thereto, prepared in connection with the offering of up to 8,090,490 shares of the Company’s common stock, par value $0.01 per share (the “Common Stock”), consisting of (1) 7,115,490 shares issuable upon exercise of (1) outstanding Class A redeemable public warrants (the “Class A Warrants”) and Class B non-redeemable public warrants (the “Class B Warrants”) issued as a component of the units sold in the Company’s initial public offering; (2) 135,000 shares of Common Stock issuable upon exercise of outstanding warrants granted to consultants to the Company (the “Consultants’ Warrants”); and (3) 840,000 shares of Common Stock issuable upon exercise of outstanding warrants issued to the representative of the underwriters (the “Representative’s Warrants”) in connection with the Company’s initial public offering. In addition, the Registration Statement covers 210,000 representative’s units (the “Representative’s Units”) obtainable upon exercise of the outstanding Representative’s Warrants and 210,000 Class A Warrants and 420,000 Class B Warrants underlying such Representative’s Units, as well as 450,000 Class B Warrants held by an affiliate of the Company.

The appropriate filing fee has been transmitted to Mellon Bank by wire transfer.

Please telephone me at the above number if you have questions or comments.

Very truly yours,

/s/    Thomas P. Palmer

Thomas P. Palmer

TPP/JKS

Attachment